INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating losses carry forwards
Deferred tax assets	¥ 186,496	¥ 146,088
Valuation allowance on deferred tax assets	775,528	¥ 328,821	¥ 205,976	¥ 155,852
Deferred tax assets for net operating losses	713,135
Valuation allowance on net operating losses carryforwards	¥ 637,083
Statutory income tax rate	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 2,725,999
Net operating losses carry forwards expire if unused by December 31, 2022	87,190
Net operating losses carry forwards expire if unused by December 31, 2023	303,687
Net operating losses carry forwards expire if unused by December 31, 2024	352,655
Net operating losses carry forwards expire if unused by December 31, 2025	674,998
Net operating losses carry forwards expire if unused by December 31, 2026	¥ 1,307,469
Statutory income tax rate	25.00%
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%